Certnys

1-38103

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010413

May 25, 2017

Received SEC
MAY 2 5 2017
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Ordinary Shares, par value $1.50 per share of Henderson Group plc (name to be changed to Janus Henderson Group plc)., under the Exchange Act of 1934.

Sincerely,